Subsequent Event (Details) (USD $)		0 Months Ended		12 Months Ended						0 Months Ended
	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility LIBOR	Sep. 07, 2012 ABL Facility Base rate	Feb. 28, 2013 ABL Facility Amendment 1 LIBOR	Feb. 28, 2013 ABL Facility Maximum LIBOR	Feb. 28, 2013 ABL Facility Maximum Base rate	Feb. 28, 2013 ABL Facility Minimum LIBOR	Feb. 28, 2013 ABL Facility Minimum Base rate	Feb. 28, 2013 Secured Notes	May 29, 2013 Subsequent events ABL Facility Amendment 3 item	May 29, 2013 Subsequent events ABL Facility Amendment 3 LIBOR	May 29, 2013 Subsequent events ABL Facility Amendment 3 Base rate	May 29, 2013 Subsequent events ABL Facility Maximum Amendment 3	May 29, 2013 Subsequent events ABL Facility Minimum Amendment 3 item	Mar. 04, 2013 Subsequent events Secured Notes
Subsequent Events
Interest form election period									12 months						12 months
Cash Interest Portion (as a percent)									4.00%						5.00%
PIK Interest Portion or PIK Interest (as a percent)									9.00%						8.00%
Accrued cash interest															$ 14,900,000
Accrued PIK interest									23,300,000						23,600,000
Maximum borrowing capacity before amendment										170,000,000
Maximum borrowing capacity	170,000,000									145,000,000
Variable interest rate basis		LIBOR	base rate	LIBOR							LIBOR	base Rate
Margin added to variable interest rate basis (as a percent)		2.75%	0.75%		3.50%	1.50%	2.50%	0.50%			5.00%	3.00%
Interest rate, variable interest rate floor removed due to amendment											1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets										1
Amount of disposition of collateral and unencumbered assets										1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets													15,000,000
Number of non-employee directors in special committee										4
Number of directors required to vote to reject the plan														7
Fees to effect the third amendment										300,000
Unamortized deferred debt issuance costs expensed to interest expense										$ 700,000